Note 21 - Changes in Equity - Interest on Shareholders' Equity/Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions													12 Months Ended
	Dec. 28, 2018		Jul. 30, 2018	Feb. 22, 2018	Dec. 28, 2017		Jul. 17, 2017	Feb. 23, 2017	Dec. 29, 2016	Nov. 25, 2016	Jul. 29, 2016	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Amount per share, dividends (in BRL per share)			R$ 0.16	R$ 0.07			R$ 0.16	R$ 0.07		R$ 0.16	R$ 0.13
Total amount of dividends			R$ 2,515.1	R$ 1,099.7			R$ 2,513.1	R$ 1,099.1		R$ 2,511.9	R$ 2,040.8
Amount per share, interest on shareholder´s equity (in BRL per share)	R$ 0.32				R$ 0.31				R$ 0.22			R$ 0.13
Total amount of interest on shareholder´s equity	R$ 5,030.5	[1]			R$ 4,869.7	[1]			R$ 3,454.2			R$ 2,039.2	R$ 2,762.5	R$ 4,044.0	R$ 6,007.3
Total amount of dividends and interest on shareholder´s equity													R$ 7,545.6	R$ 8,482.5	R$ 11,145.2

[1]	R$3,770.1 of these interest on shareholder's equity refer to the total amount approved for distribution in the period, and were accrued in investments reserves.